Financial Instruments (Schedule of Anticipated Repayment Dates of the Financial Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Book Value Non Derivative Financial Liabilities
Trade payables		$ 58,293	$ 70,661
Other current liabilities		7,424	84,656
Lease liabilities including interest payable	[1]	12,958	61,428
Debentures (including interest payable)	[1]	518,612	511,030
Loans from banks and others including interest	[1]	753,786	1,023,916
Financial liabilities - hedging instruments
Financial liabilities		1,351,073	1,751,691
Projected cash fows: Non-derivative financial liabilities
Trade payables		58,293	70,661
Other current liabilities		7,641	84,656
Lease liabilities including interest payable	[1]	16,074	140,049
Debentures (including interest payable)	[1]	580,109	559,419
Loans from banks and others including interest	[1]	1,015,619	1,316,647
Financial liabilities - hedging instruments
Financial liabilities		1,677,736	2,171,432
Up to 1 year [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		58,293	70,661
Other current liabilities		7,641	84,656
Lease liabilities including interest payable	[1]	4,303	4,725
Debentures (including interest payable)	[1]	73,158	65,669
Loans from banks and others including interest	[1]	62,217	173,743
Financial liabilities - hedging instruments
Financial liabilities		205,612	399,454
1-2 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	2,756	4,856
Debentures (including interest payable)	[1]	83,604	68,921
Loans from banks and others including interest	[1]	61,186	100,209
Financial liabilities - hedging instruments
Financial liabilities		147,546	173,986
2-5 years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	6,090	12,923
Debentures (including interest payable)	[1]	308,163	313,293
Loans from banks and others including interest	[1]	328,939	375,479
Financial liabilities - hedging instruments
Financial liabilities		643,192	701,695
More than five years [Member]
Projected cash fows: Non-derivative financial liabilities
Trade payables		0	0
Other current liabilities		0	0
Lease liabilities including interest payable	[1]	2,925	117,545
Debentures (including interest payable)	[1]	115,184	111,536
Loans from banks and others including interest	[1]	563,277	667,216
Financial liabilities - hedging instruments
Financial liabilities		$ 681,386	$ 896,297

[1]	Includes current portion of long-term liabilities.